Note 10 - Stock-based Compensation (Details) - Summary of Company's Stock Option Plan (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Summary of Company's Stock Option Plan [Abstract]
Outstanding	$ 1.41	$ 1.57	$ 1.57	$ 1.68
Outstanding	590,000	2,010,000	1,910,000	1,760,000
Options exercisable at the end of the period	$ 1.63	$ 1.65	$ 1.60
Options exercisable at the end of the period	446,250	1,816,250	1,778,750
Granted	$ 0.38	$ 0.77
Granted	25,000	250,000,000,000
Cancelled	$ 1.59
Cancelled	(1,345,000)